Warrants Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants Liabilities [Line Items]
Aggregate exercise price	$ 550
Volatility impact rate	5.00%
Fair value of warrants	$ 28
Warrants [Member]
Warrants Liabilities [Line Items]
Warrants	$ 447	$ 756	$ 8,425
Private Placement [Member]
Warrants Liabilities [Line Items]
Derivative warrant liability shares (in Shares)	3,112,080